Summary of Location and Fair Value of Derivative Instruments in Condensed Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Sep. 29, 2012 Not Designated as Hedging Instrument Foreign Exchange Forward Other Current Assets	Dec. 31, 2010 Not Designated as Hedging Instrument Foreign Exchange Forward Other Current Assets	Dec. 31, 2011 Not Designated as Hedging Instrument Foreign Exchange Forward Other Current Liabilities	Dec. 31, 2010 Designated as Hedging Instrument Interest Rate Swap Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities						$ 6,707
Derivative liabilities	545	6,707
Derivative assets			1,459	374
Derivative liabilities					$ 545